CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Assets:
Cash and due from banks	¥ 2,190,690	¥ 2,046,324
Interest-bearing deposits in other banks	70,483,229	72,066,719
Call loans and funds sold	1,243,380	1,392,098
Receivables under resale agreements	22,658,874	20,534,728
Receivables under securities borrowing transactions	2,176,330	2,351,784
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,722,063 million at March 31, 2024 and ¥14,973,316 million at September 30, 2024)	37,819,313	36,759,812
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥2,692,031 million at March 31, 2024 and ¥1,493,506 million at September 30, 2024), net of allowance	17,533,830	17,713,335
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥3,767,997 million at March 31, 2024 and ¥3,941,003 million at September 30, 2024)	4,064,370	4,047,547
Equity securities	4,470,908	5,152,893
Other investments	960,427	884,496
Loans (Notes 4 and 5)	97,102,970	98,444,745
Allowance for credit losses on loans	(715,747)	(750,071)
Loans, net of allowance	96,387,223	97,694,674
Premises and equipment-net	1,743,562	1,714,485
Due from customers on acceptances	373,318	437,529
Accrued income	666,655	691,529
Goodwill	160,640	164,458
Intangible assets	39,582	44,984
Deferred tax assets	170,975	195,606
Other assets (Note 6)	7,662,932	8,280,151
Total assets	270,806,238	272,173,152
Liabilities and equity:
Noninterest-bearing deposits	32,881,309	33,554,817
Interest-bearing deposits	92,539,349	95,039,351
Noninterest-bearing deposits	2,714,703	3,359,545
Interest-bearing deposits	40,854,325	40,408,034
Due to trust accounts	340,922	245,611
Call money and funds purchased	2,819,989	1,660,682
Payables under repurchase agreements (Note 19)	38,717,817	38,104,868
Payables under securities lending transactions (Note 19)	1,441,083	1,350,435
Other short-term borrowings (including liabilities accounted for at fair value of ¥153,044 million at March 31, 2024 and ¥331,911 million at September 30, 2024) (Note 17)	4,293,643	3,644,912
Trading account liabilities	19,684,194	20,621,160
Bank acceptances outstanding	373,318	437,529
Income taxes payable	169,058	87,994
Deferred tax liabilities	31,509	31,685
Accrued expenses	547,542	649,010
Long-term debt (including liabilities accounted for at fair value of ¥2,876,287 million at March 31, 2024 and ¥3,594,809 million at September 30, 2024) (Note 17)	16,235,764	16,277,331
Other liabilities (Note 6)	6,297,911	6,268,999
Total liabilities	259,942,433	261,741,965
Commitments and contingencies (Note 14)
MHFG shareholders' equity:
Common stock (Note 7)-no par value, authorized 4,800,000,000 shares, and issued 2,539,249,894 shares at March 31, 2024 and September 30, 2024	5,833,124	5,833,660
Retained earnings	3,543,801	3,120,236
Accumulated other comprehensive income (loss), net of tax (Note 8)	1,002,164	984,578
Less: Treasury stock, at cost-Common stock 4,739,805 shares at March 31, 2024, and 4,291,043 shares at September 30, 2024	(9,540)	(9,403)
Total MHFG shareholders' equity	10,369,549	9,929,071
Noncontrolling interests	494,256	502,116
Total equity	10,863,804	10,431,187
Total liabilities and equity	270,806,238	272,173,152
Consolidated VIEs
Assets:
Cash and due from banks	4,563	6,989
Interest-bearing deposits in other banks	94,967	139,150
Call loans and funds sold	121,755	132,212
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,722,063 million at March 31, 2024 and ¥14,973,316 million at September 30, 2024)	2,318,147	2,450,810
Investments (Note 3):
Investments	227,299	241,303
Loans, net of allowance	8,486,127	9,136,505
Other assets (Note 6)	499,114	524,395
Total assets	11,751,972	12,631,365
Liabilities and equity:
Payables under securities lending transactions (Note 19)	78,712	44,013
Other short-term borrowings (including liabilities accounted for at fair value of ¥153,044 million at March 31, 2024 and ¥331,911 million at September 30, 2024) (Note 17)	474,424	247,180
Trading account liabilities	22,026	37,147
Long-term debt (including liabilities accounted for at fair value of ¥2,876,287 million at March 31, 2024 and ¥3,594,809 million at September 30, 2024) (Note 17)	1,701,007	1,465,149
Other liabilities (Note 6)	1,034,913	1,069,472
Total liabilities	¥ 3,311,082	¥ 2,862,962